Operating Assets and Liabilities - Receivables (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Receivables [Line Items]
Receivables related to collaboration agreements	kr 4,148	kr 5,068
Prepayments	241	144
Trade receivables related to product sales	184
Interest receivables	150	82
Receivables for securities matured		290
Other receivables	286	176
Total	5,009	5,760
Non-current receivables	62	48
Current receivables	4,947	5,712	kr 3,259
Losses related to receivables and the credit risk on receivables is limited	kr 0	kr 0
Bottom of range [member]
Disclosure Of Receivables [Line Items]
Payment terms	30 days
Top of range [member]
Disclosure Of Receivables [Line Items]
Payment terms	180 days